Land, Building and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Land, Building and Equipment, Net
Land, building and equipment, net consisted of the following (dollars in thousands):

	Useful Life (In Years)	September 30, 2015	September 30, 2014
Land	—	$2,400	$2,400
Building	30	5,456	5,456
Machinery and equipment	3-5	100,838	78,539
Computers, software and equipment	3-7	213,897	271,278
Leasehold improvements	2-10	26,689	34,867
Furniture and fixtures	5-7	15,879	20,306
Construction in progress	—	5,363	3,764
Subtotal		370,522	416,610
Less: accumulated depreciation		(184,515)	(225,199)
Land, building and equipment, net		$186,007	$191,411